Quarterly Holdings Report
for

Fidelity Advisor® Value Leaders Fund

July 31, 2019

AVLF-QTLY-0919
1.804852.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATION SERVICES - 11.4%
Entertainment - 4.0%
The Walt Disney Co.	7,508	$1,073,719
Media - 7.4%
Comcast Corp. Class A	34,600	1,493,682
Fox Corp. Class A	6,000	223,920
Interpublic Group of Companies, Inc.	12,100	277,332
		1,994,934

TOTAL COMMUNICATION SERVICES		3,068,653

CONSUMER DISCRETIONARY - 3.4%
Multiline Retail - 2.0%
Dollar General Corp.	4,100	549,482
Textiles, Apparel & Luxury Goods - 1.4%
PVH Corp.	4,200	373,464

TOTAL CONSUMER DISCRETIONARY		922,946

CONSUMER STAPLES - 7.5%
Beverages - 2.4%
C&C Group PLC	141,102	637,296
Food Products - 5.1%
Danone SA	6,500	563,764
The Hershey Co.	4,700	713,178
The J.M. Smucker Co.	900	100,071
		1,377,013

TOTAL CONSUMER STAPLES		2,014,309

ENERGY - 9.3%
Energy Equipment & Services - 1.2%
Baker Hughes, a GE Co. Class A	12,800	324,992
Oil, Gas & Consumable Fuels - 8.1%
Exxon Mobil Corp.	13,700	1,018,732
GasLog Partners LP	18,600	400,830
Golar LNG Partners LP	30,700	363,181
Teekay LNG Partners LP	29,000	419,340
		2,202,083

TOTAL ENERGY		2,527,075

FINANCIALS - 28.8%
Banks - 8.4%
SunTrust Banks, Inc.	9,600	639,360
U.S. Bancorp	12,671	724,148
Wells Fargo & Co.	18,526	896,844
		2,260,352
Capital Markets - 2.9%
Goldman Sachs Group, Inc.	3,600	792,468
Diversified Financial Services - 4.9%
Berkshire Hathaway, Inc. Class B (a)	6,500	1,335,295
Insurance - 7.1%
Chubb Ltd.	5,100	779,484
Prudential PLC	17,873	367,723
The Travelers Companies, Inc.	5,200	762,424
		1,909,631
Mortgage Real Estate Investment Trusts - 5.5%
AGNC Investment Corp.	34,600	593,044
Annaly Capital Management, Inc.	55,400	529,070
MFA Financial, Inc.	50,100	359,718
		1,481,832

TOTAL FINANCIALS		7,779,578

HEALTH CARE - 23.7%
Biotechnology - 3.8%
Amgen, Inc.	1,200	223,896
Celgene Corp. (a)	8,800	808,368
		1,032,264
Health Care Providers & Services - 15.2%
Anthem, Inc.	2,300	677,603
Centene Corp. (a)	7,600	395,884
Cigna Corp.	8,500	1,444,320
UnitedHealth Group, Inc.	4,600	1,145,446
Wellcare Health Plans, Inc. (a)	1,500	430,875
		4,094,128
Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	7,400	328,634
Roche Holding AG (participation certificate)	3,550	950,211
		1,278,845

TOTAL HEALTH CARE		6,405,237

INDUSTRIALS - 4.0%
Aerospace & Defense - 1.5%
United Technologies Corp.	3,000	400,800
Air Freight & Logistics - 2.5%
C.H. Robinson Worldwide, Inc.	8,000	669,840

TOTAL INDUSTRIALS		1,070,640

INFORMATION TECHNOLOGY - 4.4%
IT Services - 4.4%
Amdocs Ltd.	6,000	383,940
Cognizant Technology Solutions Corp. Class A	7,900	514,606
The Western Union Co.	13,900	291,900
		1,190,446
REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Simon Property Group, Inc.	2,100	340,620
Real Estate Management & Development - 3.2%
CBRE Group, Inc. (a)	16,600	879,966

TOTAL REAL ESTATE		1,220,586

UTILITIES - 1.7%
Electric Utilities - 1.7%
Exelon Corp.	10,500	473,130
TOTAL COMMON STOCKS
(Cost $23,234,542)		26,672,600

Money Market Funds - 1.3%
Fidelity Cash Central Fund 2.43% (b)
(Cost $342,204)	342,135	342,204
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $23,576,746)		27,014,804
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,359)
NET ASSETS - 100%		$27,007,445

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,523
Total	$13,523

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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